SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The Company’s operations are organized into three reporting segments: Direct Insurance, Reinsurance and PRT. These segments are regularly reviewed by the Company’s chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assess its performance.
The key measure used by the CODM in assessing performance and in making resource allocation decisions is Distributable Operating Earnings (“DOE”).
DOE is calculated as net income excluding the impact of depreciation and amortization, deferred income taxes, and breakage and transaction costs, as well as certain investment and insurance reserve gains and losses, including gains and losses related to asset and liability matching strategies, non-operating adjustments related to changes in cash flow assumptions for future policy benefits and change in market risk benefits, and is inclusive of returns on equity invested in certain variable interest entities and the Company’s share of adjusted earnings from investments in certain associates. DOE allows the CODM to evaluate the Company’s segments on the basis of return on invested capital generated by its operations and allows the Company to evaluate the performance of its segments.
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Direct Insurance	Reinsurance	Pension Risk Transfer	Total
Net premiums and other policy related revenues	$3,083	$—	$1,467	$4,550
Other net investment income, including funds withheld	1,460	401	207	2,068
Segment revenues	4,543	401	1,674	6,618
Policyholder benefit, net	(2,339)	(29)	(1,603)	(3,971)
Other insurance and reinsurance expenses	(877)	(179)	(3)	(1,059)
Operating expenses excluding transactions costs	(637)	(22)	(22)	(681)
Interest expense	(103)	(16)	—	(119)
Current income tax expense	(11)	—	(3)	(14)
Segment DOE	$576	$155	$43	774
Depreciation expense				(30)
Deferred income tax expense				(14)
Transaction costs				(40)
Net investments gains and losses, including funds withheld				348
Unrealized mark to market within insurance contracts				(180)
Other corporate activities				(61)
Net Income				$797

FOR THE YEAR ENDED DEC. 31 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Pension Risk Transfer	Total
Net premiums and other policy related revenues	$1,456	$—	$1,555	$3,011
Other net investment income, including funds withheld	717	277	120	1,114
Segment revenues	2,173	277	1,675	4,125
Policyholder benefits, net	(975)	(139)	(1,639)	(2,753)
Other insurance and reinsurance expenses	(413)	(78)	—	(491)
Operating expenses excluding transactions costs	(329)	(21)	(15)	(365)
Interest expense	(41)	—	—	(41)
Current income tax expense	(21)	—	—	(21)
Segment DOE	$394	$39	$21	454
Depreciation expense				(13)
Deferred income tax expense				(10)
Transaction costs				(31)
Net investment gains and losses, including funds withheld				(26)
Unrealized mark-to-market within insurance contracts				127
Net income				$501

FOR THE YEAR ENDED DEC. 31 2021 US$ MILLIONS	Direct Insurance	Reinsurance	Pension Risk Transfer	Total
Net premiums	$—	$—	$1,016	$1,016
Other net investment income, including funds withheld	—	22	—	22
Segment revenues	—	22	1,016	1,038
Policyholder benefit, net	—	7	(993)	(986)
Other insurance and reinsurance expenses	—	(9)	—	(9)
Operating expenses excluding transactions costs	—	(6)	(12)	(18)
Interest expense	—	(1)	—	(1)
Segment DOE	$—	$13	$11	24
Depreciation expense				—
Deferred income tax expense				(2)
Transaction costs				(8)
Net investments gains and losses, including funds withheld				(126)
Net loss				$(112)
Our Direct Insurance business involves direct origination of insurance policies including life, annuity, health and property and casualty products. Total premium revenues recorded within our Direct Insurance segment for the years ended December 31, 2023 and 2022 were primarily from transactions with U.S. retail customers. Prior to the acquisition of American National in May 2022, the Company had no Direct Insurance business. As stated in Note 16, the Company closed its acquisition of Argo in November 2023. Argo’s operations are included in the Direct Insurance segment in their entirety.
Our Reinsurance business is focused primarily on the reinsurance of annuity-based products and transacts with direct insurers and other reinsurers. All existing reinsurance contracts are with U.S.-based insurance companies. Total premium revenues recorded within our Reinsurance segment for the years ended December 31, 2023, 2022 and 2021 were from transactions with two U.S. ceding companies.
Total premium revenues recorded within our PRT segment for the years ended December 31, 2023 and 2022 were from Canadian and U.S. counterparties. All premium revenues recorded within our PRT segment for the year ended December 31, 2021 were from Canadian counterparties.
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, liabilities and common equity attributable to each segment.

AS OF DEC. 31, 2023 US$ MILLIONS	Direct Insurance	Reinsurance	Pension Risk Transfer	Other[1]	Total
Assets	$43,402	$10,711	$4,970	$2,560	$61,643
Liabilities	36,204	9,654	4,797	2,139	52,794
Equity and other	7,198	1,057	173	421	8,849

AS OF DEC. 31, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Pension Risk Transfer	Other[1]	Total
Assets	$29,541	$9,316	$3,420	$1,181	$43,458
Liabilities	25,786	7,644	3,216	2,547	39,193
Equity and other	3,755	1,672	204	(1,366)	4,265

AS OF DEC. 31, 2021 US$ MILLIONS	Direct Insurance	Reinsurance	Pension Risk Transfer	Other[1]	Total
Assets	$—	$8,007	$2,487	$1,083	$11,577
Liabilities	—	6,890	2,356	986	10,232
Equity and other	—	1,117	131	97	1,345
1.Other represents assets, liabilities, mezzanine equity and equity attributable to other activities that do not constitute a segment.

AS OF DEC. 31 US$ MILLIONS	2023	2022
United States	$3,928	$1,696
Canada	41	66
Bermuda	200	8
Cayman Islands	1,379	174
Other	76	—
Total non-current assets	$5,624	$1,944